STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME [Abstract]
Net income	$ 41,296	$ 249	$ 78,554	$ 14,747
Unrealized gains/(losses) from hedging financial instruments
Unrealized (loss)/gain on interest rate swaps, net	1,347	(1,982)	(1,044)	(2,662)
Amortization of deferred loss on de-designated financial instruments	0	0	0	154
Total unrealized (losses)/ gains from hedging financial instruments	1,347	(1,982)	(1,044)	(2,508)
Comprehensive (loss)/income	42,643	(1,733)	77,510	12,239
Less: comprehensive loss/(income) attributable to the noncontrolling interest	(10)	(50)	12	19
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ 42,633	$ (1,783)	$ 77,522	$ 12,258